Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment reporting

18.    Segment reporting

Segment information is presented geographically as required by entity wide disclosures under IFRS 8.

(i)     Segment net revenue by region

	December 31, 2024	December 31, 2023	December 31, 2022
Net Revenue
Brazil	1,503,038	936,213	534,113
Latin America (Other than Brazil)	181,703	188,968	186,156
Europe	202,973	150,228	175,091
North America	1,360,728	1,314,551	789,536
Total	3,248,442	2,589,960	1,684,896

(ii)    Segment PPE, Goodwill and Intangible assets by region

From the total of PPE, Goodwill and Intangible assets, 34% located in Brazil as of December 31, 2024 (in December 31, 2023 was 33% and in December 31, 2022 was 29%). The following table presents segment non-current assets by geographical area for the years indicated:

	December 31, 2024	December 31, 2023	December 31, 2022
Non-current assets
Brazil	1,222,368	927,490	629,055
Latin America (Other than Brazil)	90,676	75,238	45,073
Europe	137,896	108,155	111,350
North America	2,118,139	1,661,253	1,411,377
Total	3,569,079	2,772,136	2,196,855

(iii)   Major clients

As of December 31, 2024, December 31, 2023, and December 31, 2022 the Emergency Response Services has no customer representing more than 10% of its net revenue.